Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 3,334
2017	3,246
2018	4,775
2019	5,080
2020	4,333
Thereafter	35,767
Future minimum payments due	$ 56,535